Intangible Assets - Summary of Sensitivity Analyses of Recoverable Amount of CGU (Detail)	12 Months Ended
Dec. 31, 2018
Impact of -35% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	(35.00%)
Impact of -30% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	(30.00%)
Impact of -25% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	(25.00%)
Discount rate at 13.90% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	13.90%
Discount rate at 13.90% [member] | Impact of -35% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	(8.00%)
Discount rate at 13.90% [member] | Impact of -30% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	(5.00%)
Discount rate at 14.65% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	14.65%
Discount rate at 14.65% [member] | Impact of -35% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	(16.00%)
Discount rate at 14.65% [member] | Impact of -30% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	(13.00%)
Discount rate at 14.65% [member] | Impact of -25% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	(9.00%)
Discount rate at 15.40% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	15.40%
Discount rate at 15.40% [member] | Impact of -35% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	(23.00%)
Discount rate at 15.40% [member] | Impact of -30% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	(20.00%)
Discount rate at 15.40% [member] | Impact of -25% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	(16.00%)